SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2019 CNY (¥)
VIE arrangements
Term of loans (years)		36 months	36 months
Pledged assets of VIE								¥ 0
Assets including amounts of the consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents		$ 459,376		¥ 2,606,939	[1]	¥ 2,222,785		3,198,086
Restricted cash		10,207		427,546	[1]	2,257,537		71,056
Accounts receivable (net of allowance of nil and RMB2,461 as of December 31, 2018 and 2019, respectively)		488		40,326	[1]			3,398
Contract assets, net		344,550		3,909,263	[1]			2,398,685
Contract cost		22,983		145,460	[1]			160,003
Prepaid expenses and other assets		191,505		2,552,319	[1]			1,333,221
Financing receivables (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)		4,254						29,612
Amount due from related parties		142,039		1,361,805	[1]			988,853
Available-for-sale investments		66,217		835,565	[1]			460,991
Other long-term investments	[1]			217,636
Property, equipment and software, net		28,133		266,002	[1]			195,855
Deferred tax assets		6,522		184,136	[1]			45,407
Total assets		1,385,334		14,251,815	[1]			9,644,420
Liabilities:
Accounts payable		6,260		307,046	[1]			43,583
Amounts due to related parties		15,319		8,276,459	[1]			106,645
Deferred revenue		51,453		569,469	[1]			358,203
Accrued expenses and other liabilities		335,940		2,193,576	[1]			2,338,745
Refund liabilities		258,774		2,145,748	[1]	2,673,266		1,801,535
Deferred tax liabilities		31,441		486,773	[1]	11,300		218,888
Lease liabilities		40,555						282,334
Total liabilities		740,374		14,615,228	[1]			5,154,330
Net Revenue		1,237,724	¥ 8,616,784	11,244,114	[1]	11,534,808	[1]
Net (loss)/income		165,993	1,155,611	1,579,810	[1]	(188,074)	[1]
Net cash provided by /(used in) operating activities		39,381	274,168	(3,959,094)		184,072
Net cash (used in) /provided by investing activities		159,442	1,110,001	3,297,648		(1,166,837)
Net cash provided by /(used in) financing activities		(165,144)	(1,149,705)	(788,022)		2,642,695
VIE's
Assets including amounts of the consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents		191,282		1,678,633				1,331,668
Restricted cash				1,248
Accounts receivable (net of allowance of nil and RMB2,461 as of December 31, 2018 and 2019, respectively)		306		32,065				2,130
Contract assets, net		314,757		3,870,362				2,191,277
Contract cost		8,838		144,612				61,528
Prepaid expenses and other assets		128,873		2,382,539				897,187
Financing receivables (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)		4,254						29,612
Amount due from related parties		100,575		1,361,805				700,186
Available-for-sale investments		47,962		553,100				333,900
Other long-term investments				217,636
Property, equipment and software, net		1,651		180,043				11,496
Deferred tax assets		4,285		182,257				29,829
Right-of-use assets		2,363						16,454
Total assets		805,146		10,604,300				5,605,267
Liabilities:
Accounts payable		5,605		305,611				39,019
Amounts due to related parties		5,129		8,059,698				35,708
Deferred revenue		50,228		569,469				349,677
Accrued expenses and other liabilities		199,710		1,856,802				1,390,341
Refund liabilities		241,591		2,145,748				1,681,906
Deferred tax liabilities		30,128		481,783				209,747
Lease liabilities		2,260						15,734
Total liabilities		534,651		13,419,111				¥ 3,722,132
Net Revenue		1,192,781	8,303,900	11,121,168		11,406,436
Net (loss)/income		215,958	1,503,455	2,069,678		809,363
Net cash provided by /(used in) operating activities		121,573	846,367	(3,565,383)		660,668
Net cash (used in) /provided by investing activities		63,487	441,983	3,631,615		(1,387,987)
Net cash provided by /(used in) financing activities		$ (113,151)	¥ (787,737)	¥ (300,559)		¥ 4,167,146
Loan agreements
VIE arrangements
Threshold of foreign interest in VIE (as a percent)		100.00%	100.00%
Term of loans (years)		10 years	10 years

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.